Fair Value Of Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Warrants-preferred stock (Note 11)		$ 3,899	$ 1,284
Fair Value, Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Money market accounts	635,269	49,869
Total	635,269	49,869
Public and Private Warrants liabilities	58,227
Warrants-preferred stock (Note 11)		3,899
Total	58,227	3,899
Level 1 | Fair Value, Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Money market accounts	635,269	49,869
Total	635,269	49,869
Public and Private Warrants liabilities	58,227
Warrants-preferred stock (Note 11)
Total	58,227	0
Level 2 | Fair Value, Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Money market accounts	0
Total	0
Public and Private Warrants liabilities	0
Total	0
Level 3 | Fair Value, Recurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Public and Private Warrants liabilities	0
Warrants-preferred stock (Note 11)		3,899
Total	$ 0	$ 3,899